SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
SUBSEQUENT EVENTS

28   SUBSEQUENT EVENTS

a)	New loan facilities

From July 2020 to October 19, 2020, six of the subsidiaries of the Company entered into various facility agreements with third-party banks for a total amount of RMB4,662,000 with various maturity dates.

b)	Coronavirus Outbreak

Beginning in January 2020, the emergence and wide spread of the novel Coronavirus (“COVID-19”) has resulted in quarantines, travel restrictions, and the temporary closure of businesses and facilities in China and elsewhere. Substantially all of the Company’s revenue and workforce are concentrated in China. Any economic slowdown in China or worldwide due to COVID-19 may adversely affect the Company’s business operations, financial condition and operating results, including but not limited to negative impact to the Company’s total revenues, slower collection of accounts receivable and additional allowance for doubtful accounts. While many of the restrictions on movement within China have been relaxed, the economy is seemingly on the path of recovery and the Company’s business has not been materially impacted at this time, there remains uncertainty about the viral resurgence which may impact the business ongoing performance and development. With the uncertainties surrounding the COVID-19 outbreak until a cure and vaccine has be discovered, the threat to the business disruption and the related financial impact remains.

c)	Establishment of a joint venture

In July 2020, the Company formed a joint venture (“JV”) to undertake a major new data center project in Beijing (“BJ13”) with a private equity fund (“CPE Fund”) controlled by CITIC Private Equity Funds Management Co., Limited. The Company initially owns a 58% controlling interest in the JV, while CPE Fund owns 42%. The JV has taken an 82% equity interest in Tenglong IOT (Beijing) Data Technology Co., Ltd (“LicenseCo.”) through the acquisition of shares and injection of new capital. The LicenseCo. has taken an 88% equity interest in a company which owns the land use right for the site (“LandCo.”) through the injection of new capital. The JV will proceed to acquire the remaining 18% of the LicenseCo. when the data center development is complete and certain other conditions are met. The LicenseCo. will buy out the remaining 12% equity interest in the LandCo. when certain conditions are met. On completion of the project and satisfaction of certain other conditions, the Company will acquire CPE Fund’s 42% equity interest in the JV.

d)	Offer to acquire Beijing 14

On September 22, 2020, the Company extended a legally-binding offer to acquire 100% of the equity interests in target companies which own a major data center in the Shunyi District of Beijing ("BJ14"). This transaction is subject to entry into definitive agreements as well as the completion of certain conditions precedent to the closing the transaction.